THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND
January 31, 2023 (Unaudited)

Schedule of Investments
Common Stock — 97.7%

	SHARES	VALUE

Argentina — 4.3%
MercadoLibre *	47,456	$56,078,281

Canada — 2.6%
Shopify, Cl A *	699,508	34,464,759

Germany — 2.4%
Zalando *	690,745	32,212,767

India — 7.9%
Asian Paints	725,893	24,240,798
Housing Development Finance	1,084,666	34,918,042
Titan	1,510,625	44,060,262

		103,219,102

Japan — 5.5%
Keyence	124,800	57,454,044
Nihon M&A Center Holdings	1,497,200	15,306,484

		72,760,528

Netherlands — 9.6%
Adyen *	31,280	47,292,264
ASML Holding ADR, Cl G	118,954	78,609,561

		125,901,825

Singapore — 2.1%
Sea ADR *	419,089	27,010,286

Switzerland — 3.6%
Sika	165,158	46,929,130

Thailand — 0.9%
CP ALL	6,044,700	12,210,045

United Kingdom — 3.8%
Entain	2,686,947	49,549,121

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND
January 31, 2023 (Unaudited)

Common Stock — continued
	SHARES	VALUE

United States — 55.0%
Airbnb, Cl A *	103,558	$11,506,329
Align Technology *	107,251	28,928,812
Alphabet, Cl A *	345,767	34,175,610
Alphabet, Cl C *	124,326	12,416,438
Amazon.com *	537,567	55,439,285
Aptiv *	304,011	34,380,604
Atlassian, Cl A *	176,881	28,587,507
Block, Cl A *	441,437	36,074,232
Cloudflare, Cl A *	495,607	26,222,566
Dexcom *	546,152	58,487,418
DoorDash, Cl A *	359,928	20,847,030
Edwards Lifesciences *	373,058	28,613,549
Entegris	281,165	22,692,827
iRhythm Technologies *	210,609	20,702,865
Lam Research	86,403	43,210,140
Netflix *	123,868	43,831,930
NIKE, Cl B	407,918	51,940,199
Okta, Cl A *	484,188	35,641,079
Repligen *	141,057	26,137,862
Snowflake, Cl A *	189,901	29,708,112
Visa, Cl A	319,961	73,658,222

		723,202,616

Total Common Stock

(Cost $943,973,459)		1,283,538,460

Total Investments— 97.7%

(Cost $943,973,459)		$1,283,538,460

Percentages are based on Net Assets of $1,314,194,474.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

SAN-QH-001-2600

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